Income Taxes - Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ 82	$ (93)
Deferred tax assets:
Tax loss carryforwards and other tax credits	777	757
Accounts payable and accrued expenses	558	458
Intangible assets, net	49	57
Total deferred tax assets, gross	1,384	1,272
Presentation offset regarding same legal entity	(644)	(645)
Total deferred tax assets, net in the statement of financial position	740	627
Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,273)	(1,323)
Investments and other assets	(29)	(42)
Total deferred tax liabilities, gross	(1,302)	(1,365)
Presentation offset regarding same legal entity	644	645
Total deferred tax liabilities, net in the statement of financial position	(658)	(720)
Net deferred tax liabilities	82	(93)
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(77)	(157)
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	152	189
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(229)	(346)
Net deferred tax liabilities	(77)	(157)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	159	64
Deferred tax assets:
Total deferred tax assets, net in the statement of financial position	588	438
Deferred tax liabilities:
Total deferred tax liabilities, net in the statement of financial position	(429)	(374)
Net deferred tax liabilities	$ 159	$ 64